INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 911
2020	441
2021	431
2022	321
2023 and thereafter	330
Amortized cost	$ 2,434	$ 5,709